Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
May 01, 2013
(Lifestyle Aggressive Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,278
Expense Example, with Redemption, 10 Years	2,201
(Lifestyle Aggressive Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	731
Expense Example, with Redemption, 3 Years	1,012
Expense Example, with Redemption, 5 Years	1,420
Expense Example, with Redemption, 10 Years	2,420
(Lifestyle Aggressive Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
(Lifestyle Growth Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,253
Expense Example, with Redemption, 10 Years	2,148
(Lifestyle Growth Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,313
(Lifestyle Growth Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	318
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	2,483
(Lifestyle Balanced Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,106
(Lifestyle Balanced Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	717
Expense Example, with Redemption, 3 Years	970
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	2,287
(Lifestyle Balanced Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	2,441
(Lifestyle Moderate Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	2,064
(Lifestyle Moderate Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,329
Expense Example, with Redemption, 10 Years	2,245
(Lifestyle Moderate Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
(Lifestyle Conservative Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	628
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	2,011
(Lifestyle Conservative Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,308
Expense Example, with Redemption, 10 Years	2,200
(Lifestyle Conservative Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,348
(Lifestyle Aggressive Portfolio) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
(Lifestyle Aggressive Portfolio) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	3,333
Expense Example, with Redemption, 5 Years	5,768
Expense Example, with Redemption, 10 Years	9,647
(Lifestyle Aggressive Portfolio) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
(Lifestyle Aggressive Portfolio) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,804
(Lifestyle Aggressive Portfolio) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
(Lifestyle Growth Portfolio) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
(Lifestyle Growth Portfolio) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	3,311
Expense Example, with Redemption, 5 Years	5,739
Expense Example, with Redemption, 10 Years	9,627
(Lifestyle Growth Portfolio) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
(Lifestyle Growth Portfolio) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,660
(Lifestyle Growth Portfolio) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Lifestyle Balanced Portfolio) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
(Lifestyle Balanced Portfolio) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	3,323
Expense Example, with Redemption, 5 Years	5,758
Expense Example, with Redemption, 10 Years	9,642
(Lifestyle Balanced Portfolio) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
(Lifestyle Balanced Portfolio) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,582
(Lifestyle Balanced Portfolio) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
(Lifestyle Moderate Portfolio) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
(Lifestyle Moderate Portfolio) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	3,268
Expense Example, with Redemption, 5 Years	5,683
Expense Example, with Redemption, 10 Years	9,586
(Lifestyle Moderate Portfolio) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
(Lifestyle Moderate Portfolio) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,649
(Lifestyle Moderate Portfolio) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Lifestyle Conservative Portfolio) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
(Lifestyle Conservative Portfolio) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	2,353
Expense Example, with Redemption, 5 Years	4,293
Expense Example, with Redemption, 10 Years	8,155
(Lifestyle Conservative Portfolio) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,041
(Lifestyle Conservative Portfolio) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,626
(Lifestyle Conservative Portfolio) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
(Lifestyle Aggressive Portfolio) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,602
Expense Example, with Redemption, 10 Years	3,602
(Lifestyle Growth Portfolio) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	3,272
(Lifestyle Balanced Portfolio) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,244
(Lifestyle Moderate Portfolio) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	1,250
Expense Example, with Redemption, 5 Years	2,393
Expense Example, with Redemption, 10 Years	5,193
(Lifestyle Conservative Portfolio) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,495
Expense Example, with Redemption, 10 Years	3,394
(Lifestyle Aggressive Portfolio) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
(Lifestyle Growth Portfolio) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
(Lifestyle Balanced Portfolio) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
(Lifestyle Moderate Portfolio) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Lifestyle Conservative Portfolio) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(Lifestyle Growth Portfolio) | Class 5
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
(Lifestyle Balanced Portfolio) | Class 5
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Lifestyle Moderate Portfolio) | Class 5
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061